Shareholders' Equity - Schedule of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	14,008,761	11,538,665
Stock options granted (in shares)	3,133,704	7,432,555
Stock options exercised (in shares)	(3,915,216)	(3,126,869)
Stock options forfeited (in shares)	(1,764,618)	(1,835,590)
Stock options outstanding, ending balance (in shares)	11,462,631	14,008,761	11,538,665
Stock options exercisable (in shares)	7,694,330
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 36.55	$ 34.52
Weighted average exercise price of stock options granted (in dollars per share)	57.89	35.61
Weighted average exercise price of stock options exercised (in dollars per share)	15.04	5.61
Weighted average exercise price of stock options forfeited (in dollars per share)	35.57	72.65
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	49.88	$ 36.55	$ 34.52
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 44.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding	7 years 1 month 2 days	6 years 8 months 15 days	5 years 8 months 1 day
Remaining contractual term of stock options exercisable	6 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 195	$ 1,191
Aggregate intrinsic value of stock options outstanding, ending	406	$ 195	$ 1,191
Aggregate intrinsic value of stock exercisable	$ 316
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0	$ 0
Weighted average grant date fair value of stock options granted (in dollars per share)	30.08	24.83
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0	$ 0	$ 0
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	549,110
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	10,801,400
Deliverr Inc. | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	112,121
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	10,218,906	8,438,183
RSUs granted (in shares)	5,262,115	22,100,197
RSUs settled (in shares)	(7,288,043)	(7,380,507)
RSUs forfeited (in shares)	(4,114,500)	(12,938,967)
RSUs outstanding, ending (in shares)	4,078,478	10,218,906	8,438,183
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 43.74	$ 107.63
Weighted average grant date fair value of RSUs granted (in dollars per share)	57.84	44.44
Weighted average grant date fair value of RSUs settled (in dollars per share)	45.64	63.86
Weighted average grant date fair value of RSUs settled (in dollars per share)	43.79	75.11
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 58.50	$ 43.74	$ 107.63